UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

August 31, 2012

Annual

Repor t

Western Asset

Institutional

Liquid

Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Institutional Liquid Reserves

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Institutional Liquid Reserves for the twelve-month reporting period ended August 31, 2012. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

Western Asset Institutional Liquid Reserves	III

Investment commentary

Economic review

The U.S. economy continued to grow over the twelve months ended August 31, 2012, albeit at an uneven pace. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% and 4.1% in the third and fourth quarters of 2011, respectively. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. This was primarily due to less robust private inventory and non-residential fixed investments. The economy slowed further in the second quarter, as GDP growth was a tepid 1.3%. Moderating growth was partially due to weaker consumer spending, which rose only 1.5% in the second quarter, versus 2.4% during the first three months of the year.

The job market remained weak. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.1%. Unemployment then generally declined and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved higher, reaching 8.3% in July, before dipping to 8.1% in August.

Meanwhile the housing market brightened, as sales have started to improve of late and home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, existing-home sales rose 7.8% on a seasonally adjusted basis in August 2012 versus the previous month. This represented the largest increase in 27 months. In addition, the NAR reported that the median existing-home price for all housing types was $187,400 in July 2012, up 9.5% from July 2011. This marked the sixth consecutive month that home prices rose compared to the same period a year earlier and was the largest year-over-year increase since January 2006.

While the manufacturing sector overcame a soft patch that occurred in the summer of 2011, it again weakened late in the reporting period. Looking back, based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011 the manufacturing sector expanded at its weakest pace in two years, with a reading of 50.6 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI was then somewhat choppy over the next eight months, but rose as high as 54.8 in April 2012. The PMI then fell to 49.7 in June, which represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it fell to 49.6 in August, and remained in contraction territory.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, in September, after the reporting period ended, the Fed announced a third round of quantitative easing, which

IV	Western Asset Institutional Liquid Reserves

Investment commentary (cont’d)

involves purchasing $40 billion each month of agency mortgage-backed securities on an open-end basis. In addition, the Fed said that it would further extend Operation Twist and keep the federal funds rate on hold until at least mid-2015.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional Liquid Reserves 2012 Annual Report	1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests in high-quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The Portfolio may invest in all types of money market instruments, including bank obligations, commercial paper and asset backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. The Portfolio may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The Portfolio generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach management of client fixed-income portfolios will reflect a consensus of interdis- ciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced periods of volatility during the reporting period, but ultimately generated positive results. Risk aversion generally ruled the markets in September 2011, given mostly disappointing economic data, the European sovereign debt crisis and the Standard & Poor’s rating downgrade of U.S. sovereign debt. Most spread sectors then rallied in October, given hopes of progress in Europe and some better-than-expected economic data. While risk aversion returned in November, demand for the spread sectors resumed in December and generally remained robust during the next three months. This shift in investor sentiment was triggered by indications that the U.S. economy was gathering momentum and signs of progress in the European sovereign debt crisis. However, fears that the economy may be experiencing a soft patch and contagion fears from Europe led to periods of heightened risk aversion during a portion of March, April and May. The spread sectors then rallied from June through August as investor sentiment improved.

Short-term Treasury yields rose, whereas long-term Treasury yields declined during the reporting period. When the period began, two- and ten-year Treasury yields were 0.20% and 2.23%, respectively. When the reporting period ended on August 31,

2	Western Asset Institutional Liquid Reserves 2012 Annual Report

Fund overview (cont’d)

2012, two-year Treasury yields were 0.22% and ten-year Treasury yields were 1.57%. Helping to drive longer-term yields lower were concerns for the economy as certain data weakened, as well as uncertainty stemming from the European sovereign debt crisis. Furthermore, the Federal Reserve Board (“Fed”)i continued with “Operation Twist” in an effort to put downward pressure on longer-term interest rates.

With the Fed keeping the federal funds rateii at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the twelve months ended August 31, 2012. For example, the three-month Treasury bill was 0.09% as of August 31, 2012. The same dynamic held true for the six-month and one-year Treasury bills, as they ended the reporting period at 0.12% and 0.15%, respectively. In addition, the Fed vowed to keep the federal funds rate on hold until at least mid-2015.

Q. How did we respond to these changing market conditions?

A. Throughout the reporting period, we maintained a long weighted average maturity to help lock in higher yields. The money market yield curveiii remained steep and at times we utilized a barbell approach, while maintaining high levels of liquidity. Given the continued market volatility associated with the absence of a firm resolution plan for the Eurozone crisis, we continued to limit our Eurozone exposure while favoring financial institutions in Canada, Australia, Japan and Northern Europe.

Performance review

As of August 31, 2012, the seven-day current yield for Institutional Shares of Western Asset Institutional Liquid Reserves was 0.20% and the seven-day effective yield, which reflects compounding, was 0.20%.1

Western Asset Institutional Liquid Reserves Yields as of August 31, 2012 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.20%	0.20%
SVB Securities Liquid Reserves Shares	0.01%	0.01%
SVB Securities Institutional Liquid Reserves Shares	0.13%	0.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been 0.13%; the seven-day current yield and the seven-day effective yield for SVB Securities Liquid Reserves Shares would have been -0.35%; and the seven-day current yield and the seven-day effective yield for SVB Securities Institutional Liquid Reserves Shares would have been 0.03%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional Liquid Reserves 2012 Annual Report	3

Q. What were the most significant factors affecting Fund performance?

A. The U.S economic recovery, after showing some signs of strength earlier in the year, lost traction. Economic growth has remained positive, but modest. The exceptionally low interest rate environment helped to make conditions more challenging as the Fed has committed to keeping a highly accommodative stance. The ongoing Eurozone crisis and negative credit migration among global financial institutions increased volatility and, at times, put pressure on funding costs and liquidity conditions. Against this backdrop, it was difficult for the Fund to generate incremental yield.

Thank you for your investment in Western Asset Institutional Liquid Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 18, 2012

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

4	Western Asset Institutional Liquid Reserves 2012 Annual Report

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2012 and August 31, 2011. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Institutional Liquid Reserves 2012 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, You may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2012 and held for the six months ended August 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expenses ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect and transactional costs. Therefore, the table is useful in comparing ongoing costs only, any will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]		Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]		Expenses Paid During the Period[4]
Institutional Shares	0.10%	$1,000.00	$1,001.00	0.15%		$0.75	Institutional Shares	5.00%	$1,000.00	$1,024.38	0.15%		$0.76
SVB Liquid Reserves Shares	0.01	1,000.00	1,000.10	0.34	[5]	1.71	SVB Liquid Reserves Shares	5.00	1,000.00	1,023.43	0.34	[5]	1.73
SVB Institutional Liquid Reserves Shares	0.06	1,000.00	1,000.60	0.22		1.11	SVB Institutional Liquid Reserves Shares	5.00	1,000.00	1,024.03	0.22		1.12

[1]	For the six months ended August 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

[5]	In order to maintain a minimum yield, additional waivers were implemented.

6	Western Asset Institutional Liquid Reserves 2012 Annual Report

Statement of assets and liabilities

August 31, 2012

Assets:
Investment in Liquid Reserves Portfolio, at value	$6,235,595,945
Receivable for Fund shares sold	113,185
Prepaid expenses	168,205
Total Assets	6,235,877,335

Liabilities:
Distributions payable	254,861
Investment management fee payable	179,897
Payable for Fund shares repurchased	145,257
Service and/or distribution fees payable	85,437
Accrued expenses	134,817
Total Liabilities	800,269
Total Net Assets	$6,235,077,066

Net Assets:
Par value (Note 5)	$62,347
Paid-in capital in excess of par value	6,237,902,847
Undistributed net investment income	24,403
Accumulated net realized loss on investments	(2,912,531)
Total Net Assets	$6,235,077,066

Shares Outstanding:
Institutional Shares	5,361,544,907
SVB Liquid Reserves Shares	46,781,108
SVB Institutional Liquid Reserves Shares	826,393,008

Net Asset Value:
Institutional Shares	$1.00
SVB Liquid Reserves Shares	$1.00
SVB Institutional Liquid Reserves Shares	$1.00

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2012 Annual Report	7

Statement of operations

For the Year Ended August 31, 2012

Investment Income:
Income from Liquid Reserves Portfolio	$19,882,168
Allocated expenses from Liquid Reserves Portfolio	(6,610,290)
Allocated waiver from Liquid Reserves Portfolio	583,430
Total Investment Income	13,855,308

Expenses:
Investment management fee (Note 2)	6,519,703
Service and/or distribution fees (Notes 2 and 3)	1,132,803
Legal fees	291,350
Insurance	131,500
Registration fees	116,295
Trustees’ fees	96,233
Shareholder reports	66,950
Audit and tax	40,550
Transfer agent fees (Note 3)	31,149
Fund accounting fees	4,903
Miscellaneous expenses	35,386
Total Expenses	8,466,822
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(4,504,014)
Net Expenses	3,962,808
Net Investment Income	9,892,500
Net Realized Gain on Investments from Liquid Reserves Portfolio	319,328
Increase in Net Assets from Operations	$10,211,828

See Notes to Financial Statements.

8	Western Asset Institutional Liquid Reserves 2012 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2012	2011

Operations:
Net investment income	$9,892,500	$15,210,570
Net realized gain	319,328	3,974,965
Increase in Net Assets From Operations	10,211,828	19,185,535

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(9,892,500)	(15,210,850)
Decrease in Net Assets From Distributions to Shareholders	(9,892,500)	(15,210,850)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	75,287,468,015	64,660,715,540
Reinvestment of distributions	7,668,436	11,304,969
Cost of shares repurchased	(76,485,181,595)	(66,424,793,554)
Net assets of shares issued in connection with merger (Note 7)	—	1,017,472,598
Decrease in Net Assets From Fund Share Transactions	(1,190,045,144)	(735,300,447)
Decrease in Net Assets	(1,189,725,816)	(731,325,762)

Net Assets:
Beginning of year	7,424,802,882	8,156,128,644
End of year*	$6,235,077,066	$7,424,802,882
* Includes undistributed net investment income of:	$24,403	$24,403

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2012 Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares[1]	2012	2011	2010	2009	2008

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$ 1.000

Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.015	0.039
Net realized and unrealized gain (loss)[2]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.002	0.002	0.002	0.015	0.039

Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Total distributions	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.21%	0.22%	1.45%[4]	3.98%[4]

Net assets, end of year (millions)	$5,362	$6,262	$6,927	$5,258	$11,281

Ratios to average net assets:
Gross expenses[5]	0.23%	0.22%[6]	0.31%[7]	0.35%[7]	0.29%
Net expenses[5,8,9]	0.15	0.16 [6]	0.15 [7]	0.22 [7]	0.10
Net investment income	0.18	0.21	0.22	1.48	4.07

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Western Asset Institutional Liquid Reserves 2012 Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
SVB Liquid Reserves Shares	2012		2011		2010		2009	2008

Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.010	0.035
Net realized and unrealized gain (loss)[1]	0.000		0.000		0.000		0.000	(0.000)
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.010	0.035

Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.010)	(0.035)
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.010)	(0.035)

Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.01%		0.01%		1.05%[3]	3.53%[3]

Net assets, end of year (millions)	$47		$53		$87		$136	$200

Ratios to average net assets:
Gross expenses[4]	0.70%		0.68%[5]		0.70%[6]		0.71%[6]	0.65%
Net expenses[4,7,8]	0.32	[9]	0.36	[5,9]	0.37	[6,9]	0.62 [6]	0.55
Net investment income	0.01		0.01		0.01		1.06	3.38

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.35%, respectively, for the year ended August 31, 2010, and 0.67% and 0.58%, respectively, for the year ended August 31, 2009.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Liquid Reserves Shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2012 Annual Report	11

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
SVB Institutional Liquid Reserves Shares	2012	2011	2010	2009	2008

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001	0.001	0.001	0.014	0.038
Net realized and unrealized gain (loss)[1]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.001	0.001	0.001	0.014	0.038

Less distributions from:
Net investment income	(0.001)	(0.001)	(0.001)	(0.014)	(0.038)
Total distributions	(0.001)	(0.001)	(0.001)	(0.014)	(0.038)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	0.11%	0.13%	0.12%	1.37%[3]	3.89%[3]

Net assets, end of year (millions)	$826	$1,110	$1,142	$1,616	$3,548

Ratios to average net assets:
Gross expenses[4]	0.33%	0.32%[5]	0.34%[6]	0.38%[6]	0.29%
Net expenses[4,7,8]	0.22	0.24 [5,9]	0.25 [6]	0.30 [6]	0.19
Net investment income	0.10	0.13	0.12	1.52	3.87

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.23%, respectively, for the year ended August 31, 2010, and 0.32% and 0.24%, respectively, for the year ended August 31, 2009.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Institutional Liquid Reserves Shares did not exceed 0.24%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

12	Western Asset Institutional Liquid Reserves 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (10.2% at August 31, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Institutional Liquid Reserves 2012 Annual Report	13

(e) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

14	Western Asset Institutional Liquid Reserves 2012 Annual Report

Notes to financial statements (cont’d)

Under the investment management agreements, the Fund and the Portfolio pay an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total
First $1 billion	0.100%	0.150%	0.250%
Next $1 billion	0.100	0.125	0.225
Next $3 billion	0.100	0.100	0.200
Next $5 billion	0.100	0.075	0.175
Over $10 billion	0.100	0.050	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, SVB Liquid Reserves Shares and SVB Institutional Liquid Reserves Shares did not exceed 0.20%, 0.60% and 0.24%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the year ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $4,426,273.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its SVB Liquid Reserves Shares

Western Asset Institutional Liquid Reserves 2012 Annual Report	15

and SVB Institutional Liquid Reserves Shares calculated at the annual rate not to exceed 0.45% and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Institutional Shares	—		$14,071
SVB Liquid Reserves Shares	$218,648	*	7,886
SVB Institutional Liquid Reserves Shares	914,155		9,192
Total	$1,132,803		$31,149

*	Amount shown is exclusive of waivers. The service and/or distribution fees waived for the year ended August 31, 2012 amounted to $77,741 for SVB Liquid Reserves Shares. Such waivers are voluntary and may be reduced or terminated at any time.

For the year ended August 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$3,428,204
SVB Liquid Reserves Shares	178,625
SVB Institutional Liquid Reserves Shares	897,185
Total	$4,504,014

4. Distributions to shareholders by class

	Year Ended August 31, 2012	Year Ended August 31, 2011
Net Investment Income:
Institutional Shares	$8,930,225	$13,837,214
SVB Liquid Reserves Shares	4,872	6,813
SVB Institutional Liquid Reserves Shares	957,403	1,366,823
Total	$9,892,500	$15,210,850

5. Shares of beneficial interest

At August 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

16	Western Asset Institutional Liquid Reserves 2012 Annual Report

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended August 31, 2012	Year Ended August 31, 2011
Institutional Shares
Shares sold	74,407,908,077	63,281,493,599
Shares issued on reinvestment	6,706,156	9,931,328
Shares repurchased	(75,314,673,573)	(64,977,361,056)
Shares issued in connection with merger	—	1,017,472,598
Net decrease	(900,059,340)	(668,463,531)

SVB Liquid Reserves Shares
Shares sold	67,132,794	125,385,899
Shares issued on reinvestment	4,872	6,814
Shares repurchased	(73,910,217)	(158,951,037)
Net decrease	(6,772,551)	(33,558,324)

SVB Institutional Liquid Reserves Shares
Shares sold	812,427,144	1,253,836,042
Shares issued on reinvestment	957,408	1,366,827
Shares repurchased	(1,096,597,805)	(1,288,481,461)
Net decrease	(283,213,253)	(33,278,592)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions per share:

Record Date Payable Date	Institutional Shares	SVB Liquid Reserves Shares	SVB Institutional Liquid Reserves Shares
Daily 9/28/2012	$0.000144	$0.000007	$0.000092

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2012	2011
Distributions Paid From:
Ordinary income	$9,892,500	$15,210,850

As of August 31, 2012, there were no significant differences between the book and the tax components of net assets.

Western Asset Institutional Liquid Reserves 2012 Annual Report	17

During the taxable year ended August 31, 2012, the Fund utilized $319,328 of its capital loss carryforward available from prior years. As of August 31, 2012, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
8/31/2017	$(2,912,531)

This amount will be available to offset any future taxable capital gains.

7. Transfer of net assets

On June 17, 2011, the Fund acquired the assets and certain liabilities of the Western Asset Institutional Money Market Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by Acquired Fund shareholders. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Western Asset Institutional Money Market Fund	1,017,472,598	$1,017,472,598	$7,124,738,718

The total net assets of the Acquired Fund before acquisition included accumulated net realized loss of $13,098. Total net assets of the Fund immediately after the transfer were $8,142,211,316. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended August 31, 2011, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$15,865,941
Net realized gain	4,009,542
Increase in net assets from operations	$19,875,483

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund.

8. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached

18	Western Asset Institutional Liquid Reserves 2012 Annual Report

Notes to financial statements (cont’d)

their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset Institutional Liquid Reserves 2012 Annual Report	19

Report of independent registered public accounting firm

The Board of Trustees and Shareholders Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of August 31, 2012, by examination of the underlying Liquid Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Institutional Liquid Reserves as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 18, 2012

20	Western Asset Institutional Liquid Reserves

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Institutional Liquid Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, 49th Floor, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Western Asset Institutional Liquid Reserves	21

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

22	Western Asset Institutional Liquid Reserves

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Western Asset Institutional Liquid Reserves	23

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	159
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

24	Western Asset Institutional Liquid Reserves

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Western Asset Institutional Liquid Reserves	25

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

26	Western Asset Institutional Liquid Reserves

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2012:

Record Date:	Daily	Daily
Payable Date:	September 2011 through December 2011	January 2012 through August 2012
Interest from Federal Obligations	2.52%	1.45%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

30% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

Liquid Reserves Portfolio 2012 Annual Report	27

Schedule of investments

August 31, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Asset-Backed Commercial Paper — 0.6%
Straight-A Funding LLC	0.180%	9/12/12	$110,985,000	$110,978,896	(a)(b)
Straight-A Funding LLC	0.180%	11/6/12	182,000,000	181,939,940	(a)(b)
Straight-A Funding LLC	0.180%	11/6/12	50,000,000	49,983,500	(a)(b)
Total Asset-Backed Commercial Paper				342,902,336
Bank Notes — 0.6%
JPMorgan Chase Bank N.A.	0.525%	12/18/12	100,000,000	100,000,000	(c)
Wells Fargo Bank N.A.	0.538%	9/20/13	275,000,000	275,000,000	(c)
Total Bank Notes				375,000,000
Certificates of Deposit — 27.5%
Australia & New Zealand Banking	0.370%	2/4/13	150,000,000	150,000,000
Australia & New Zealand Banking	0.370%	2/15/13	100,000,000	100,000,000
Bank of Montreal Chicago	0.300%	9/4/12	197,350,000	197,350,000
Bank of Montreal Chicago	0.320%	12/5/12	200,000,000	200,000,000
Bank of Montreal Chicago	0.320%	12/7/12	173,175,000	173,175,000
Bank of Montreal Chicago	0.350%	12/18/12	250,000,000	250,000,000
Bank of Montreal Chicago	0.330%	1/11/13	425,000,000	425,000,000
Bank of Montreal Chicago	0.290%	2/19/13	50,000,000	50,000,000
Bank of Nova Scotia	0.320%	10/3/12	165,000,000	165,000,000
Bank of Nova Scotia	0.548%	11/9/12	300,000,000	300,000,000	(c)
Bank of Nova Scotia	0.340%	12/17/12	156,000,000	156,000,000
Bank of Nova Scotia	0.280%	2/13/13	150,000,000	150,000,000
Bank of Nova Scotia	0.422%	5/31/13	500,000,000	500,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.480%	10/3/12	125,000,000	125,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.480%	10/17/12	273,000,000	273,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.420%	10/25/12	350,000,000	350,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.520%	1/23/13	360,000,000	360,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.450%	1/31/13	199,200,000	199,200,000
Branch Banking & Trust Co.	0.420%	10/25/12	500,000,000	500,000,000
Branch Banking & Trust Co.	0.400%	1/22/13	295,000,000	295,000,000
Canadian Imperial Bank	0.320%	12/27/12	575,000,000	575,000,000
Canadian Imperial Bank	0.340%	1/11/13	275,000,000	275,000,000
Canadian Imperial Bank	0.480%	4/9/13	450,000,000	450,000,000	(c)
Canadian Imperial Bank	0.472%	8/29/13	100,000,000	100,000,000	(c)
Chase Bank USA N.A.	0.300%	9/26/12	120,000,000	120,000,000
Chase Bank USA N.A.	0.200%	11/20/12	150,000,000	150,000,000
Commonwealth Bank of Australia	0.320%	9/27/12	100,000,000	100,000,000
Cooperatieve Centrale Raiffeis	0.515%	10/26/12	40,000,000	40,011,887

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Credit Suisse NY	0.400%	2/4/13	$400,000,000	$400,000,000
Credit Suisse NY	0.900%	3/19/13	110,000,000	110,089,185
Deutsche Bank AG NY	0.750%	9/24/12	424,000,000	424,000,000
Deutsche Bank AG NY	0.633%	10/19/12	125,000,000	125,000,000	(c)
Deutsche Bank AG NY	0.460%	11/26/12	445,000,000	445,000,000
National Australia Bank of NY	0.587%	3/5/13	175,000,000	175,000,000	(c)
National Bank of Canada	0.350%	1/16/13	259,000,000	259,000,000
Nordea Bank Finland PLC	0.380%	11/29/12	149,000,000	149,000,000
Rabobank Nederland NY	0.550%	9/19/12	549,000,000	549,000,000
Royal Bank of Canada	0.520%	9/24/12	275,000,000	275,000,000	(c)
Royal Bank of Canada	0.466%	11/2/12	100,000,000	100,049,821	(c)
Royal Bank of Canada	0.460%	4/10/13	250,000,000	250,000,000	(c)
Royal Bank of Canada	0.540%	6/4/13	350,000,000	350,000,000	(c)
Royal Bank of Canada	0.540%	6/7/13	150,000,000	150,000,000	(c)
Royal Bank of Canada	0.508%	7/11/13	45,000,000	45,000,000	(c)
Royal Bank of Canada	0.497%	7/30/13	100,000,000	100,000,000	(c)
Standard Chartered Bank NY	0.500%	10/19/12	199,250,000	199,250,000
Standard Chartered Bank NY	0.505%	11/20/12	200,000,000	200,002,217
Standard Chartered Bank NY	0.500%	12/4/12	115,000,000	115,000,000
Standard Chartered Bank NY	0.570%	1/23/13	660,000,000	660,013,161
State Street Bank & Trust Co.	0.170%	9/19/12	405,000,000	405,000,000
Sumitomo Mitsui Banking Corp.	0.350%	9/17/12	424,550,000	424,550,000
Sumitomo Mitsui Banking Corp.	0.455%	10/17/12	548,000,000	548,000,000
Sumitomo Mitsui Banking Corp.	0.420%	1/15/13	250,000,000	249,995,286
Sumitomo Mitsui Banking Corp.	0.450%	2/22/13	150,000,000	150,000,000
Svenska Handelsbanken AB	0.380%	10/5/12	225,000,000	225,000,000
Svenska Handelsbanken AB	0.350%	11/9/12	125,000,000	125,000,000
Svenska Handelsbanken AB	0.400%	12/19/12	100,000,000	100,000,000
Svenska Handelsbanken AB	0.345%	2/15/13	199,010,000	199,014,608
Swedbank AB	0.590%	3/1/13	300,000,000	300,000,000
Toronto Dominion Bank NY	0.270%	9/14/12	325,000,000	325,000,000
Toronto Dominion Bank NY	0.290%	12/7/12	400,000,000	400,000,000
Toronto Dominion Bank NY	0.443%	2/4/13	100,000,000	100,000,000	(c)
Toronto Dominion Bank NY	0.320%	3/15/13	300,000,000	300,000,000
Toronto Dominion Bank NY	0.448%	7/26/13	260,000,000	260,000,000	(c)
UBS AG Stamford CT	0.495%	2/4/13	496,500,000	496,500,000
Wells Fargo Bank N.A.	0.230%	2/21/13	400,000,000	400,000,000
Total Certificates of Deposit				16,817,201,165

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Annual Report	29

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit (Euro) — 2.8%
HSBC Bank PLC	0.370%	10/23/12	$225,000,000	$225,001,622
ING Bank	0.540%	11/13/12	200,000,000	200,004,048
ING Bank	0.540%	11/20/12	445,000,000	445,009,870
National Australia Bank Ltd.	0.345%	10/23/12	350,000,000	350,002,523
National Australia Bank Ltd.	0.550%	12/5/12	475,000,000	475,012,483
Total Certificates of Deposit (Euro)				1,695,030,546
Commercial Paper — 34.6%
ANZ National International Ltd.	0.250%	9/10/12	200,000,000	199,987,500	(a)(b)
ANZ National International Ltd.	0.381%	10/18/12	100,000,000	99,950,389	(a)(b)
ANZ National International Ltd.	0.361%	11/5/12	100,000,000	99,935,000	(a)(b)
ASB Finance Ltd.	0.603%	11/26/12	100,000,000	99,856,667	(a)(b)
ASB Finance Ltd.	0.603%	12/14/12	100,000,000	99,826,667	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.295%	11/8/12	187,000,000	186,895,800	(a)(b)
Barclays U.S. Funding LLC	0.451%	11/26/12	275,000,000	274,704,375	(b)
BHP Billiton Finance USA Ltd.	0.331%	2/5/13	25,000,000	24,964,021	(a)(b)
Coca-Cola Co.	0.210%	11/20/12	165,000,000	164,923,000	(a)(b)
Coca-Cola Co.	0.210%	11/21/12	100,000,000	99,952,750	(a)(b)
Commonwealth Bank of Australia	0.341%	9/6/12	105,000,000	104,995,042	(a)(b)
Commonwealth Bank of Australia	0.331%	10/17/12	100,000,000	99,957,833	(a)(b)
Commonwealth Bank of Australia	0.331%	10/19/12	100,000,000	99,956,000	(a)(b)
Commonwealth Bank of Australia	0.337%	12/20/12	100,000,000	100,000,000	(a)
Commonwealth Bank of Australia	0.321%	2/8/13	195,000,000	194,722,666	(a)(b)
Commonwealth Bank of Australia	0.504%	5/20/13	175,000,000	175,000,000	(a)
Commonwealth Bank of Australia	0.501%	5/24/13	150,000,000	150,000,000	(a)
Commonwealth Bank of Australia	0.537%	5/31/13	100,000,000	99,996,212	(a)
Credit Suisse NY	0.501%	10/9/12	225,000,000	224,881,250	(b)
Credit Suisse NY	0.451%	11/1/12	50,000,000	49,961,875	(b)
Credit Suisse NY	0.401%	11/13/12	370,000,000	369,699,890	(b)
Credit Suisse NY	0.451%	11/21/12	130,000,000	129,868,375	(b)
DBS Bank Ltd.	0.310%	10/11/12	125,000,000	124,956,944	(a)(b)
DBS Bank Ltd.	0.310%	10/16/12	250,000,000	249,903,125	(a)(b)
DBS Bank Ltd.	0.310%	10/24/12	100,000,000	99,954,361	(a)(b)
DBS Bank Ltd.	0.451%	1/3/13	638,600,000	637,610,170	(a)(b)
DBS Bank Ltd.	0.441%	1/7/13	115,000,000	114,820,089	(a)(b)
Deutsche Bank Financial LLC	0.471%	9/18/12	130,000,000	129,971,147	(b)
Deutsche Bank Financial LLC	0.471%	9/24/12	250,000,000	249,924,931	(b)
DnB NOR Bank ASA	0.521%	9/7/12	415,000,000	414,964,033	(a)(b)
DnB NOR Bank ASA	0.501%	10/11/12	125,000,000	124,930,555	(a)(b)

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
DnB NOR Bank ASA	0.370%	11/5/12	$350,000,000	$349,766,180	(a)(b)
DnB NOR Bank ASA	0.360%	11/13/12	190,000,000	189,861,300	(a)(b)
DnB NOR Bank ASA	0.501%	2/4/13	49,500,000	49,392,750	(a)(b)
DnB NOR Bank ASA	0.441%	2/7/13	245,000,000	244,523,883	(a)(b)
General Electric Capital Corp.	0.321%	11/5/12	500,000,000	499,711,111	(b)
General Electric Capital Corp.	0.321%	11/20/12	100,000,000	99,928,889	(b)
General Electric Capital Corp.	0.321%	1/22/13	100,000,000	99,872,889	(b)
General Electric Capital Corp.	0.321%	2/19/13	200,000,000	199,696,000	(b)
General Electric Capital Corp.	0.310%	2/26/13	100,000,000	99,846,722	(b)
General Electric Capital Corp.	0.310%	2/27/13	300,000,000	299,537,583	(b)
General Electric Co.	0.130%	9/4/12	493,840,000	493,834,652	(b)
HSBC Bank PLC	0.321%	11/26/12	200,000,000	199,847,111	(a)(b)
HSBC Bank PLC	0.502%	12/17/12	425,000,000	424,368,403	(a)(b)
HSBC Bank PLC	0.436%	5/28/13	180,000,000	179,414,926	(a)(b)
ING U.S. Funding LLC	0.370%	9/25/12	500,000,000	499,876,666	(b)
JPMorgan Chase & Co.	0.280%	10/2/12	247,000,000	246,940,446	(b)
JPMorgan Chase & Co.	0.386%	1/25/13	400,000,000	400,000,000
National Australia Funding	0.351%	9/24/12	125,000,000	124,972,049	(a)(b)
National Australia Funding	0.346%	11/5/12	125,000,000	124,922,135	(a)(b)
National Australia Funding	0.361%	1/10/13	142,000,000	141,813,980	(a)(b)
National Bank of Canada	0.331%	9/6/12	375,000,000	374,982,812	(b)
National Bank of Canada	0.331%	9/6/12	200,000,000	199,990,833	(b)
National Bank of Canada	0.330%	12/14/12	385,000,000	385,000,000	(c)
Nestle Finance International Ltd.	0.265%	3/15/13	145,000,000	144,791,864	(b)
Nordea North America Inc.	0.496%	9/6/12	175,000,000	174,987,969	(b)
Nordea North America Inc.	0.441%	9/10/12	297,000,000	296,967,330	(b)
Nordea North America Inc.	0.371%	10/3/12	100,000,000	99,967,111	(b)
Nordea North America Inc.	0.411%	1/16/13	350,000,000	349,453,902	(b)
NRW Bank	0.350%	10/2/12	325,000,000	324,902,049	(a)(b)
NRW Bank	0.300%	10/9/12	700,000,000	699,778,332	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.351%	10/17/12	200,000,000	199,910,556	(b)
Oversea-Chinese Banking Corp. Ltd.	0.401%	11/13/12	200,000,000	199,837,778	(b)
Oversea-Chinese Banking Corp. Ltd.	0.401%	11/21/12	100,000,000	99,910,000	(b)
Oversea-Chinese Banking Corp. Ltd.	0.431%	11/30/12	200,000,000	199,785,000	(b)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/4/12	100,000,000	99,887,722	(b)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/27/12	50,000,000	49,930,125	(b)
Oversea-Chinese Banking Corp. Ltd.	0.441%	1/3/13	200,000,000	199,696,889	(b)
Oversea-Chinese Banking Corp. Ltd.	0.331%	2/1/13	320,000,000	319,551,200	(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Annual Report	31

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Oversea-Chinese Banking Corp. Ltd.	0.453%	5/24/13	$100,000,000	$100,000,000
PNC Bank N.A.	0.361%	2/12/13	250,000,000	249,590,000	(b)
Rabobank USA Financial Corp.	0.401%	11/26/12	500,000,000	499,522,223	(b)
Rabobank USA Financial Corp.	0.401%	1/22/13	65,000,000	64,896,722	(b)
Reckitt Benckiser Treasury	0.502%	12/17/12	100,000,000	99,851,389	(a)(b)
Reckitt Benckiser Treasury	0.552%	1/7/13	100,000,000	99,804,444	(a)(b)
Reckitt Benckiser Treasury	0.552%	1/8/13	150,000,000	149,704,375	(a)(b)
Reckitt Benckiser Treasury	0.613%	2/13/13	120,200,000	119,863,941	(a)(b)
Skandinaviska Enskilda Banken AG	0.692%	12/10/12	300,000,000	299,425,001	(a)(b)
Skandinaviska Enskilda Banken AG	0.400%	10/2/12	125,000,000	124,956,944	(a)(b)
Skandinaviska Enskilda Banken AG	0.692%	12/11/12	462,000,000	461,105,645	(a)(b)
Skandinaviska Enskilda Banken AG	0.692%	12/12/12	247,600,000	247,115,942	(a)(b)
Skandinaviska Enskilda Banken AG	0.501%	1/15/13	240,000,000	239,546,667	(a)(b)
Standard Chartered Bank	0.391%	11/26/12	30,000,000	29,972,050	(a)(b)
Svenska Handelsbanken Inc.	0.441%	9/21/12	300,000,000	299,926,667	(a)(b)
Svenska Handelsbanken Inc.	0.381%	1/22/13	50,000,000	49,924,528	(a)(b)
Svenska Handelsbanken Inc.	0.331%	2/22/13	102,000,000	101,837,310	(a)(b)
Swedbank AB	0.511%	11/9/12	50,000,000	49,951,125	(b)
Swedbank AB	0.506%	11/26/12	180,000,000	179,782,850	(b)
Swedbank AB	0.506%	11/27/12	150,000,000	149,816,937	(b)
Swedbank AB	0.501%	1/23/13	180,000,000	179,640,000	(b)
Swedbank AB	0.501%	2/4/13	200,000,000	199,566,666	(b)
Swedbank AB	0.582%	2/27/13	200,000,000	199,423,222	(b)
Swedbank AB	0.582%	2/28/13	25,000,000	24,927,500	(b)
Toyota Motor Credit Corp.	0.331%	11/27/12	165,000,000	164,868,412	(b)
Toyota Motor Credit Corp.	0.331%	11/28/12	147,500,000	147,381,017	(b)
Toyota Motor Credit Corp.	0.371%	12/21/12	100,000,000	99,885,917	(b)
Toyota Motor Credit Corp.	0.371%	12/21/12	73,000,000	72,916,719	(b)
Toyota Motor Credit Corp.	0.300%	2/28/13	150,000,000	149,775,000	(b)
Toyota Motor Credit Corp.	0.552%	3/15/13	145,000,000	144,568,021	(b)
UBS Finance Delaware LLC	0.350%	9/21/12	425,000,000	424,917,361	(b)
Westpac Banking Corp.	0.300%	10/25/12	195,000,000	194,912,250	(a)(b)
Westpac Banking Corp.	0.321%	11/9/12	194,600,000	194,480,646	(a)(b)
Westpac Banking Corp.	0.512%	12/10/12	340,000,000	339,518,334	(a)(b)
Westpac Banking Corp.	0.411%	1/7/13	77,000,000	76,887,751	(a)(b)
Westpac Banking Corp.	0.421%	5/1/13	230,000,000	229,350,634	(a)(b)
Total Commercial Paper				21,144,144,024

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 2.8%
American Honda Finance Corp., Notes	0.684%	11/20/12	$100,000,000	$100,000,000	(a)(c)
Australia & New Zealand Banking Group	0.618%	4/12/13	175,000,000	175,000,000	(a)(c)
Bank of Montreal	0.824%	4/5/13	80,000,000	80,110,310	(a)(c)
Commonwealth Bank of Australia	0.668%	11/26/12	100,000,000	100,000,000	(a)(c)
JPMorgan Chase Bank N.A.	0.357%	12/21/12	362,000,000	362,000,000	(c)
Nordea Bank AB, Senior Notes	0.604%	11/16/12	300,000,000	300,000,000	(a)(c)
Rabobank Nederland, Senior Notes	0.577%	9/14/12	225,000,000	225,000,000	(a)(c)
Svenska Handelsbanken AB	0.608%	12/7/12	150,000,000	150,000,000	(a)(c)
Westpac Banking Corp.	0.540%	11/6/12	250,000,000	250,000,000	(a)(c)
Total Corporate Bonds & Notes				1,742,110,310
Medium-Term Notes — 1.1%
Toyota Motor Credit Corp.	0.655%	10/18/12	142,000,000	142,000,000	(c)
Toyota Motor Credit Corp.	0.645%	2/1/13	200,000,000	200,000,000	(c)
Toyota Motor Credit Corp.	0.571%	6/13/13	200,000,000	200,000,000	(c)
Westpac Banking Corp.	0.597%	11/27/12	105,000,000	105,000,000	(c)
Total Medium-Term Notes				647,000,000
Supranationals/Sovereigns — 0.2%
European Investment Bank	0.401%	10/1/12	127,830,000	127,787,390	(b)
Time Deposits — 15.0%
Bank of Nova Scotia	0.130%	9/4/12	1,054,633,000	1,054,633,000
Bank of Tokyo Mitsubishi	0.150%	9/4/12	950,000,000	950,000,000
CBIC Grand Cayman	0.120%	9/4/12	800,000,000	800,000,000
DnB NOR Bank ASA	0.150%	9/4/12	950,000,000	950,000,000
National Australia Bank Grand Cayman	0.130%	9/4/12	950,000,000	950,000,000
Nordea Finland Grand Cayman	0.140%	9/4/12	950,000,000	950,000,000
Royal Bank of Canada Toronto	0.125%	9/4/12	1,050,000,000	1,050,000,000
Skandinaviska Enskilda Cayman	0.160%	9/4/12	950,000,000	950,000,000
Svenska Handelsbanken Grand Cayman	0.150%	9/4/12	1,050,000,000	1,050,000,000
Swedbank Grand Cayman	0.150%	9/4/12	450,000,000	450,000,000
Total Time Deposits				9,154,633,000
U.S. Government Agencies — 1.1%
Federal Home Loan Bank (FHLB), Notes	0.350%	10/3/12	13,532,750	13,532,750
Federal Home Loan Bank (FHLB), Notes	0.340%	2/25/13	225,000,000	225,000,000	(c)
Federal Home Loan Bank (FHLB), Notes	0.268%	1/27/14	335,000,000	334,804,668	(c)
Federal National Mortgage Association (FNMA), Notes	0.340%	11/23/12	100,000,000	100,013,768	(c)
Total U.S. Government Agencies				673,351,186

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Annual Report	33

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — 0.9%
U.S. Cash Management Bills	0.130%	9/17/12	$450,000,000	$449,974,000	(b)
U.S. Treasury Bills	0.140%	1/24/13	124,000,000	123,931,089	(b)
Total U.S. Treasury Bills				573,905,089
Total Investments before Repurchase Agreements (Cost — $53,293,065,046)				52,293,065,046
Repurchase Agreements — 12.8%
Bank of America N.A., tri-party repurchase agreement dated 8/31/12; Proceeds at maturity — $800,017,778; (Fully collateralized by various U.S. government obligations, 0.625% to 1.250% due 2/15/14 to 5/31/17; Market value — $816,000,032)	0.200%	9/4/12	800,000,000	800,000,000
Barclays Capital Inc., repurchase agreement dated 8/31/12; Proceeds at maturity — $4,020,084,867; (Fully collateralized by various U.S. government obligations, 2.125% to 6.125% due 8/15/20 to 5/15/38; Market value — $4,100,400,010)	0.190%	9/4/12	4,020,000,000	4,020,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/12; Proceeds at maturity — $900,021,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.000% due 3/31/14 to 5/4/37; Market value — $918,000,031)	0.210%	9/4/12	900,000,000	900,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/12; Proceeds at maturity — $600,012,667; (Fully collateralized by various U.S. government obligations, 0.875% to 1.000% due 2/28/17 to 3/31/17, Market value — $612,000,003)	0.19%	9/4/12	600,000,000	600,000,000
Interest in $2,700,000,000 joint tri-party repurchase agreement dated 8/31/12 with RBS Securities Inc.; Proceeds at maturity — $1,500,028,333; (Fully collateralized by various U.S. government obligations, 0.000% to 2.625% due 4/15/13 to 2/15/41; Market value — $1,530,002,809)	0.170%	9/4/12	1,500,000,000	1,500,000,000
Total Repurchase Agreements (Cost — $7,820,000,000)				7,820,000,000
Total Investments — 100.0% (Cost — $61,113,065,046#)				61,113,065,046
Other Assets in Excess of Liabilities — 0.0%				13,810,741
Total Net Assets — 100.0%				$61,126,875,787

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

34	Liquid Reserves Portfolio 2012 Annual Report

Statement of assets and liabilities

August 31, 2012

Assets:
Investments, at value	$53,293,065,046
Repurchase agreements, at value	7,820,000,000
Cash	778
Interest receivable	18,891,211
Total Assets	61,131,957,035

Liabilities:
Investment management fee payable	4,438,920
Accrued expenses	642,328
Total Liabilities	5,081,248
Total Net Assets	$61,126,875,787

Represented by:
Paid-in-Capital	$61,126,875,787

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Annual Report	35

Statement of operations

For the Year Ended August 31, 2012

Investment Income:
Interest	$162,348,128

Expenses:
Investment management fee (Note 2)	48,746,617
Fund accounting fees	2,773,744
Trustees’ fees	769,251
Legal fees	684,677
Custody fees	326,789
Audit and tax	56,506
Miscellaneous expenses	166,338
Total Expenses	53,523,922
Less: Fee waivers and/or expense reimbursements (Note 2)	(4,777,305)
Net Expenses	48,746,617
Net Investment Income	113,601,511
Net Realized Gain on Investments	307,313
Increase in Net Assets from Operations	$113,908,824

See Notes to Financial Statements.

36	Liquid Reserves Portfolio 2012 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2012	2011

Operations:
Net investment income	$113,601,511	$90,536,154
Net realized gain	307,313	4,318,278
Increase in Net Assets From Operations	113,908,824	94,854,432

Capital Transactions:
Proceeds from contributions	138,244,191,565	97,486,330,777
Value of withdrawals	(115,271,441,752)	(95,216,376,506)
Increase in Net Assets From Capital Transactions	22,972,749,813	2,269,954,271
Increase in Net Assets	23,086,658,637	2,364,808,703

Net Assets:
Beginning of year	38,040,217,150	35,675,408,447
End of year	$61,126,875,787	$38,040,217,150

See Notes to Financial Statements.

Liquid Reserves Portfolio 2012 Annual Report	37

Financial highlights

For the years ended August 31:
	2012	2011	2010	2009	2008

Net assets, end of year (millions)	$61,127	$38,040	$35,675	$34,797	$54,372
Total return[1]	0.23%	0.27%	0.28%	1.57%[2]	4.00%[2]

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.10%	0.11%	0.11%
Net expenses[3,4,5]	0.10	0.10	0.10	0.10	0.08
Net investment income	0.23	0.27	0.27	1.67	3.97

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[3]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.10%.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

38	Liquid Reserves Portfolio 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Liquid Reserves Portfolio 2012 Annual Report	39

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$61,113,065,046	—	$61,113,065,046

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages

40	Liquid Reserves Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2012, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $4,777,305.

Liquid Reserves Portfolio 2012 Annual Report	41

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

42	Liquid Reserves Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Liquid Reserves Portfolio 2012 Annual Report	43

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Reserves Portfolio, a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 18, 2012

44	Liquid Reserves Portfolio

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 20 through 25 of this report.

Western Asset

Institutional Liquid Reserves

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional Liquid Reserves

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Western Asset Institutional Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010349 10/12 SR12-1763

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2011 and August 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $144,900 in 2011 and $48,300 in 2012.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $20,000 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional $11,350 in 2011 and $0 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e)	Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1)	The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2)	For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f)	N/A

(g)	Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2012.

(h)	Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Institutional Trust

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Institutional Trust

Date:	October 24, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of Legg Mason Partners Institutional Trust

Date:	October 24, 2012